Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.7%
Long-Term Municipal Bonds - 98.0%
California - 78.1%
Abag Finance Authority for Nonprofit Corps.
(Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,130,420
Anaheim Public Financing Authority
(City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,513,981
Bay Area Toll Authority
Series 2012
5.00%, 4/01/24-4/01/25	13,845	15,280,917
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,354,563
California Educational Facilities Authority
(University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,846,893
California Health Facilities Financing Authority
(Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,732,075
California Health Facilities Financing Authority
(Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,453,760
California Health Facilities Financing Authority
(Kaiser Credit Group)
Series 2017P
5.00%, 11/01/27-11/01/32	16,880	20,468,595
California Health Facilities Financing Authority
(Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/23-11/15/29	11,365	13,813,894
California Infrastructure & Economic Development Bank
(Broad Collection (The))
Series 2011A
5.00%, 6/01/21	10,650	11,432,242
California Infrastructure & Economic Development Bank
(California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	5,000	5,975,500
Series 2018
5.00%, 10/01/32	13,965	17,728,986
California Infrastructure & Economic Development Bank
(Pacific Gas & Electric Co.)
1.75%, 11/01/26 (a)(c)(d)	2,610	2,512,125
California Infrastructure & Economic Development Bank
(Segerstrom Center for the Arts)
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/26	$2,370	$2,898,913
Series 2016B
5.00%, 7/01/23	12,760	14,562,478
California Municipal Finance Authority
(Emerson College)
Series 2017B
5.00%, 1/01/30	1,000	1,217,790
California Municipal Finance Authority
(LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/23-12/31/31	15,730	19,045,158
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
5.00%, 7/01/24-7/01/29 (b)	4,735	5,839,238
Series 2012
5.00%, 7/01/27 (b)	4,000	4,373,080
California School Finance Authority
(Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	1,605	1,670,500
Series 2016A
5.00%, 6/01/31 (a)(b)	1,000	1,069,550
California State Public Works Board
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,688,129
California State Public Works Board
(California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	13,053,236
Series 2014B
5.00%, 10/01/29	4,445	5,208,295
Series 2017H
5.00%, 4/01/30-4/01/32	5,270	6,467,380
AMBAC Series 1993A
5.00%, 12/01/19	705	716,167
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,537,382
Series 2011A
5.25%, 11/01/26	5,500	6,015,735
Series 2012A
5.00%, 11/01/26	10,930	12,302,043
Series 2014A
5.00%, 11/01/28	16,650	19,887,259
Series 2017A
5.00%, 11/01/33	5,620	6,903,664
Series 2018A
5.00%, 11/01/30	2,330	3,004,442
California Statewide Communities Development Authority
(CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/29	1,210	1,469,811
California Statewide Communities Development Authority
(Lancer Educational Housing LLC)
5.00%, 6/01/39 (a)(b)	675	774,414

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series 2018A
5.00%, 12/01/27-12/01/33 (b)	$1,250	$1,449,985
California Statewide Communities Development Authority
(NCCD-Hooper Street LLC)
5.00%, 7/01/24-7/01/29 (b)	1,065	1,196,102
City & County of San Francisco CA
Series 2018C
5.00%, 6/15/23-6/15/25	7,330	8,571,126
Series 2018E
5.00%, 6/15/23	1,490	1,713,157
City & County of San Francisco CA
(City & County of San Francisco CA COP)
Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,301,372
City of Hayward CA
(City of Hayward CA COP)
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,185,483
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	17,458,785
Series 2010B
5.00%, 5/15/21	6,500	6,718,075
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,070,339
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	26,756,344
Series 2010D
5.00%, 5/15/23	5,000	5,162,900
Series 2017A
5.00%, 5/15/28-5/15/29	4,015	4,922,049
Series 2018C
5.00%, 5/15/25	2,955	3,515,977
5.00%, 5/15/28 (a)	2,190	2,750,443
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,406,438
Series 2018A
5.00%, 8/01/31	2,785	3,560,595
City of Roseville CA
(Fiddyment Ranch Community Facilities District No. 1)
Series 2017A
5.00%, 9/01/28-9/01/30 (a)	2,305	2,750,621
City of Roseville CA
(HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31 (a)	1,170	1,333,121

	Principal Amount (000)	U.S. $ Value
City of San Francisco CA Public Utilities
Commission Water Revenue
Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	$2,000	$2,025,620
Series 2011A
5.00%, 11/01/25 (Pre-refunded/ETM)	11,320	12,346,611
City of San Jose CA Airport Revenue
(Norman Y Mineta San Jose International Airport SJC)
Series 2014A
5.00%, 3/01/25	3,600	4,166,316
Contra Costa Transportation Authority
(Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/22	3,000	3,306,000
Series 2017A
5.00%, 3/01/30	1,250	1,565,238
Coronado Community Development Agency
Successor Agency
Series 2018A
5.00%, 9/01/33	4,780	5,627,685
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,234,390
County of San Diego CA
(Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	1,725	1,865,657
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,814,518
Fontana Redevelopment Agency Successor Agency
Series 2017A
5.00%, 10/01/31	1,750	2,185,243
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/27 (a)	1,000	1,156,800
Golden State Tobacco Securitization Corp.
Series 2017A
5.00%, 6/01/20	1,585	1,634,706
Series 2018A
3.50%, 6/01/36	8,535	8,639,980
5.00%, 6/01/30	8,510	10,138,984
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23 (a)	1,560	1,696,356
Long Beach Bond Finance Authority
(Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,366,722
Long Beach Unified School District
Series 2010A
5.00%, 8/01/25	1,000	1,040,770

	Principal Amount (000)	U.S. $ Value
Los Angeles County Metropolitan Transportation Authority
(Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2010A
5.00%, 7/01/21	$2,000	$2,077,340
Los Angeles Department of Water
Series 2012C
5.00%, 7/01/23	1,540	1,717,701
Series 2018A
5.00%, 7/01/31	1,345	1,709,885
Los Angeles Department of Water & Power Power System Revenue
Series 2011A
5.00%, 7/01/19-7/01/21	14,630	14,994,387
Series 2013A
5.00%, 7/01/19-7/01/23	5,160	5,604,398
Series 2013B
4.00%, 7/01/21	2,480	2,620,889
Series 2014B
5.00%, 7/01/26-7/01/27	3,790	4,416,960
Series 2014C
4.00%, 7/01/20	700	720,433
5.00%, 7/01/25-7/01/26	21,670	25,691,997
Series 2015E
5.00%, 7/01/25	820	973,143
Series 2018B
5.00%, 1/01/22	1,050	1,148,322
Series 2019B
5.00%, 7/01/23	14,750	16,957,780
Los Angeles Unified School District/CA
Series 2014B
5.00%, 7/01/21	5,470	5,875,600
Series 2014C
5.00%, 7/01/19-7/01/27	16,615	18,380,263
Series 2015A
5.00%, 7/01/21	1,140	1,224,531
Series 2016A
5.00%, 7/01/21-7/01/27	21,945	25,901,728
Series 2017A
5.00%, 7/01/19-7/01/24	2,545	2,796,899
Series 2018B
5.00%, 7/01/29	9,020	11,322,445
Series 2019A
5.00%, 7/01/26	10,000	12,298,600
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	2,015,865
Metropolitan Water District of Southern California
Series 1993A
5.75%, 7/01/21	995	1,025,089
5.75%, 7/01/21 (Pre-refunded/ETM)	710	775,931
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,593,772
Newport Mesa Unified School District
5.00%, 8/01/21-8/01/24 (e)	4,890	5,291,641
Northern California Power Agency

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/25-7/01/27	$3,980	$4,410,900
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,798,461
Series 2016
5.00%, 8/01/30	1,420	1,693,677
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,192,850
Palomar Health
(Palomar Health Obligated Group)
Series 2016
4.00%, 11/01/19	625	628,975
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,134,514
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,785	3,372,691
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,700,700
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,988,498
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	18,571,584
Series 2017E
5.00%, 11/01/19	3,910	3,959,461
Riverside County Public Financing Authority
(County of Riverside CA Lease)
Series 2015
5.00%, 11/01/28	3,395	4,083,200
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	955	1,068,082
Sacramento City Financing Authority
(Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	740	763,029
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,270,579
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,297,799
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,095,086
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM) (a)	370	386,506
5.00%, 3/01/24	630	655,698
San Bernardino Community College District

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 8/01/21	$1,000	$1,080,070
San Diego County Regional Transportation Commission
(San Diego County Regional Transportation Commission Sales Tax)
Series 2018A
4.00%, 4/01/21	12,000	12,611,160
San Diego County Water Authority
Series 2015
5.00%, 5/01/21	1,000	1,071,420
San Diego Public Facilities Financing Authority
(City of San Diego CA Sewer Utility Revenue)
Series 2015
5.00%, 5/15/22	4,785	5,306,948
San Diego Unified School District/CA
Series 2019A
5.00%, 7/01/21	8,525	9,171,195
San Francisco City & County Airport Comm
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM) (a)	855	915,594
San Francisco City & County Airport Comm
(San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/21	3,900	4,157,907
Series 2011S
5.00%, 5/01/25	2,145	2,291,911
Series 2019A
5.00%, 5/01/34	11,015	13,618,836
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,481,920
San Francisco City & County Redevelopment Agency Successor Agency
(Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24 (a)	3,855	4,122,115
San Francisco City & County Redevelopment Agency Successor Agency
(Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,321,546
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	3,945,060
San Mateo Joint Powers Financing Authority
(County of San Mateo CA Lease)
Series 2019A
5.00%, 7/15/22-7/15/26 (e)	20,760	24,075,467
Saugus/Hart School Facilities Financing Authority
(Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/29-9/01/30 (a)	2,365	2,738,932
South Placer Wastewater Authority/CA
Series 2011C

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/19-11/01/20	$5,520	$5,657,075
Southern California Public Power Authority
(Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	12,544,333
Series 2014A
5.00%, 7/01/30	1,030	1,207,047
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,263,048
State of California
5.00%, 9/01/19-4/01/31	5,935	6,510,221
Series 2011
5.00%, 9/01/21	1,175	1,270,927
Series 2013
5.00%, 10/01/20-9/01/28	29,390	31,691,079
Series 2014
5.00%, 10/01/19-5/01/29	20,545	23,221,585
Series 2015
5.00%, 3/01/21	17,455	18,562,171
Series 2015B
5.00%, 9/01/24	3,330	3,946,549
Series 2017
5.00%, 8/01/24	5,540	6,550,995
Series 2018
5.00%, 10/01/22	5,000	5,604,100
Series 2018C
5.00%, 8/01/27	6,060	7,664,324
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM) (a)	50	52,706
5.00%, 12/01/20	1,745	1,841,464
Series 2014A
5.00%, 12/01/27 (Pre-refunded/ETM)	5,690	6,748,624
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	13,940	14,393,886
Series 2011N
5.00%, 5/01/20	12,685	13,098,024
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,402,865
Sweetwater Union High School District
Series 2016
5.00%, 8/01/30	3,205	3,743,280
BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,168,957
University of California
Series 2009Q
5.25%, 5/15/22	155	155,493
Series 2010U
5.00%, 5/15/24	4,215	4,356,793
Series 2012G
5.00%, 5/15/25 (Pre-refunded/ETM) (a)	4,625	5,127,506
5.00%, 5/15/25	5,375	5,959,692
Series 2013A

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/21-5/15/48	$14,785	$16,204,771
Series 2014A
5.00%, 5/15/28	1,000	1,176,060
Series 2015A
5.00%, 5/15/20-5/15/24	6,425	6,980,739
Series 2015I
5.00%, 5/15/21	2,935	3,147,876
Series 2017A
5.00%, 5/15/28-5/15/31	6,465	8,164,185
Series 2017M
5.00%, 5/15/31	4,000	4,999,760
Series 2018O
4.00%, 5/15/25	8,320	9,626,989
Vacaville Unified School District
BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,565,985
Vista Unified School District
Series 2015 5.00%, 8/01/20	2,100	2,188,872

		1,033,499,074

Alabama - 4.2%
Black Belt Energy Gas District
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	8,000	8,646,160
Southeast Alabama Gas Supply District (The)
(Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	16,575	17,971,941
Southeast Alabama Gas Supply District (The)
(Morgan Stanley)
Series 2018A
4.00%, 6/01/49	24,615	26,794,166
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)(b)	2,380	2,568,187

		55,980,454

American Samoa - 0.1%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (b)	735	797,556

Arizona - 0.1%
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,700	1,718,513

Colorado - 0.5%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	3,000	3,261,870

	Principal Amount (000)	U.S. $ Value
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	$1,700	$1,798,260
Denver Urban Renewal Authority
(Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,710,361

		6,770,491

Connecticut - 1.5%
State of Connecticut
Series 2018B
5.00%, 4/15/26-4/15/28	13,755	16,566,129
Series 2018D
5.00%, 4/15/27	2,280	2,783,470

		19,349,599

Florida - 0.8%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,066,816
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	5,265	5,265,684
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	1,935	1,879,369
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,365,069
New River Community Development District
Series 2006B
5.00%, 5/01/13 (a)(c)(f)(g)(h)	405	0
Sarasota County Health Facilities Authority
(Village On the Isle)
Series 2017B
2.70%, 1/01/22	1,100	1,100,220

		10,677,158

Illinois - 4.5%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	6,000	6,628,560
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,328,598
Series 2017B
5.00%, 12/15/26	3,250	3,701,718
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,057,780
Series 2012
5.00%, 8/01/21	4,950	5,258,732
Series 2013
5.00%, 7/01/20-7/01/22	3,870	4,017,173
Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/21	$3,365	$3,526,083
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,338,235
Series 2017D
5.00%, 11/01/23-11/01/24	13,465	15,033,929
Series 2018A
5.00%, 10/01/23	8,050	8,929,945
Village of Bolingbrook IL
(Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26 (a)	4,450	4,297,098

		60,117,851

Iowa - 0.5%
Iowa Finance Authority
(Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	6,330	6,403,365

Kentucky - 0.7%
Kentucky Public Energy Authority
(Morgan Stanley)
Series 2018A
4.00%, 4/01/48	5,455	5,929,748
Series 2018C
4.00%, 12/01/49	2,870	3,162,281

		9,092,029

Massachusetts - 0.1%
Massachusetts Development Finance Agency
(UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,258,921

Michigan - 0.2%
City of Detroit MI
5.00%, 4/01/31	1,745	1,939,882

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	325	384,296

New Jersey - 4.1%
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/29	8,070	9,461,639
Series 2018A
5.00%, 6/15/28-6/15/29	4,000	4,701,628
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	2,870	3,049,978
Series 2013A
5.00%, 12/15/19-6/15/20	23,060	23,640,415
Series 2018A
5.00%, 12/15/34	5,905	6,860,311
Tobacco Settlement Financing Corp./NJ

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 6/01/21-6/01/28	$6,000	$6,834,600

		54,548,571

Ohio - 0.2%
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	920	933,800
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	100	101,500
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33 (a)	1,125	1,141,875

		2,177,175

Pennsylvania - 0.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/28-5/01/33 (b)	2,250	2,590,322
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22-7/01/24	2,815	3,116,468

		5,706,790

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/27	145	169,367
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	740	812,535
AGC Series 2007C
5.50%, 7/01/31	150	176,391
NATL Series 2005L
5.25%, 7/01/35	3,675	3,949,339
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24 (a)	1,421	1,207,779

		6,315,411

South Carolina - 0.4%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	5,000	5,475,450

	Principal Amount (000)	U.S. $ Value
Texas - 0.6%
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	$3,205	$3,429,606
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015A
5.00%, 1/01/23	1,915	2,147,941
Texas Municipal Gas Acquisition & Supply Corp. I
(Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,675	1,957,170

		7,534,717

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	685	682,657

Wisconsin - 0.4%
Wisconsin Public Finance Authority
(Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	5,335	5,901,417

Total Long-Term Municipal Bonds (cost $1,247,671,176)		1,296,331,377

Short-Term Municipal Notes - 4.7%
California - 4.4%
City of Los Angeles CA
5.00%, 6/25/20 (e)	23,015	23,848,143
County of Los Angeles CA
5.00%, 6/30/20 (e)	12,890	13,379,304
Los Angeles Unified School District/CA
Series 2019A
5.00%, 7/01/19	12,240	12,240,000
State of California
1.40%, 5/01/34 (i)	805	805,000
University of California
Series 2018A
1.46%, 5/15/48 (i)	6,400	6,400,000
1.53%, 5/15/48 (i)	2,175	2,175,000

		58,847,447

New York - 0.3%
New York State Thruway Authority
(New York State Thruway Authority Gen Toll Road)
4.00%, 2/01/20	3,400	3,417,748

Total Short-Term Municipal Notes (cost $62,249,461)		62,265,195

Total Municipal Obligations (cost $1,309,920,637)		1,358,596,572

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 0.9%
United States - 0.9%
U.S. Treasury Notes
2.50%, 5/31/20 (j)	$3,328	$3,342,560
2.625%, 2/15/29	8,657	9,130,430

Total Governments - Treasuries (cost $11,987,548)		12,472,990

Total Investments - 103.6% (cost $1,321,908,185) (k)		1,371,069,562
Other assets less liabilities - (3.6)%		(48,168,448)

Net Assets - 100.0%		$1,322,901,114

CENTRALLY CLEARED INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC	USD	42,870	6/17/24	1.760%	CPI	#	Maturity	$40,848

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 40,890	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$67,122	$	– 0	–	$67,122

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	121	$(12,099)	$(12,213)	$114

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	1,399	$(139,876)	$(185,468)	$45,592
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,242	(124,179)	(123,412)	(767)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	66	(6,599)	(6,723)	124
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	825	(82,418)	(84,138)	1,720
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1	(100)	(126)	26
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	1,076	(107,582)	(103,777)	(3,805)

						$(472,853)	$(515,857)	$43,004

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	25,891	9/20/20	2.263%	CPI	#	Maturity	$(330,042)
Barclays Bank PLC	USD	22,583	10/15/20	2.208%	CPI	#	Maturity	(251,907)
Barclays Bank PLC	USD	13,259	10/15/20	2.210%	CPI	#	Maturity	(148,564)
Citibank, NA	USD	16,430	10/17/20	2.220%	CPI	#	Maturity	(185,482)
JPMorgan Chase Bank, NA	USD	23,372	8/30/20	2.210%	CPI	#	Maturity	(286,198)
JPMorgan Chase Bank, NA	USD	28,730	7/15/24	2.165%	CPI	#	Maturity	(327,304)

								$(1,529,497)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $29,356,422 or 2.2% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	When-Issued or delayed delivery security.

(f)	Defaulted matured security.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(k)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,174,997 and gross unrealized depreciation of investments was $(2,392,143), resulting in net unrealized appreciation of $47,782,854.

As of June 30, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,252,357,885	$43,973,492	(a)	$1,296,331,377
Short-Term Municipal Notes		– 0	–	62,265,195	– 0	–	62,265,195
Governments - Treasuries		– 0	–	12,472,990	– 0	–	12,472,990

Total Investments in Securities		– 0	–	1,327,096,070	43,973,492		1,371,069,562
Other Financial Instruments (b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	40,848	– 0	–	40,848
Centrally Cleared Interest Rate Swaps		– 0	–	67,122	– 0	–	67,122
Liabilities:
Credit Default Swaps		– 0	–	(472,853)	– 0	–	(472,853)
Inflation (CPI) Swaps		– 0	–	(1,529,497)	– 0	–	(1,529,497)

Total	$	– 0	–	$1,325,201,690	$43,973,492		$1,369,175,182

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds (a)		Total
Balance as of 9/30/18	$31,915,661		$31,915,661
Accrued discounts/(premiums)	(218,413)		(218,413)
Realized gain (loss)	89,127		89,127
Change in unrealized appreciation/depreciation	1,082,373		1,082,373
Purchases	12,335,044		12,335,044
Sales	(1,230,300)		(1,230,300)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/19	$43,973,492		$43,973,492

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$1,082,373		$1,082,373

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2019. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/19	Valuation Technique	Unobservable Input	Input
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00